INVENTORIES (Tables)	12 Months Ended
Jun. 30, 2023
Classes of current inventories [abstract]
Inventories

Amounts in R million	2023	2022

Consumable stores	232.7	197.5
Ore stockpiles	30.2	51.9
Gold in process	67.9	75.1
Finished inventories - Gold Bullion	82.8	64.8
Total inventories	413.6	389.3

Inventory carried at net realisable value includes:
Gold in process	—	8.5
Finished inventories - Gold Bullion	—	7.9
Write down to net realisable value included in movement in gold in process and finished stock	—	(2.7)